Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Income and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues	$ 882,533	$ 53,304
Total cost of revenues	116,146	13,746
Gross profit	766,387	39,558
Operating expenses:
Research and development expenses		118,444	25,052
General and administrative expenses	538,554	336,235	94,335
Total operating expenses	538,554	454,679	119,387
Income from operations	227,833	(415,121)	(119,387)
Non-operating income (expense)
Interest (expense) income, net	(39,770)	10	7
Other income	2,752
Total non-operating expense, net	(37,018)
Income before income taxes	190,815	(415,111)	(119,380)
Income tax expense (benefit)	21,530
Net income from continuing operations	169,285	(415,111)	(119,380)
Discontinued operation
Loss from discontinued operation, net of income tax	(282,761)	(304,982)	(371,626)
Gain from sale of discontinued operation, net of income tax	865,085
Gain from discontinued operation, net of income tax	582,324
Net income	751,609	(720,093)	(491,006)
Foreign currency translation	47,929	44,572	(4,395)
Comprehensive income	799,538	(675,521)	(495,401)
Products Sales [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues	601,570
Training [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues	154,107
Related Party [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues	126,856	53,304
Third Parties [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total cost of revenues	116,146	$ 13,746
Cost of revenues - Related Parties [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total cost of revenues
Previously Reported [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues	882,533
Total cost of revenues	116,146
Gross profit	766,387
Operating expenses:
Research and development expenses
General and administrative expenses	541,003
Total operating expenses	541,003
Income from operations	225,384
Non-operating income (expense)
Interest (expense) income, net	(26,528)
Other income	459
Total non-operating expense, net	(26,069)
Income before income taxes	199,315
Income tax expense (benefit)	(42,221)
Net income from continuing operations	241,536
Discontinued operation
Loss from discontinued operation, net of income tax	(282,761)
Gain from sale of discontinued operation, net of income tax	865,085
Gain from discontinued operation, net of income tax	582,324
Net income	823,860
Foreign currency translation	48,743
Comprehensive income	872,603
Previously Reported [Member] | Products Sales [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues	606,615
Previously Reported [Member] | Training [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues	154,107
Previously Reported [Member] | Related Party [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues	121,811
Previously Reported [Member] | Third Parties [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total cost of revenues	86,240
Previously Reported [Member] | Cost of revenues - Related Parties [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total cost of revenues	29,906
Adjustments [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues
Total cost of revenues
Gross profit
Operating expenses:
Research and development expenses
General and administrative expenses	(2,449)
Total operating expenses	(2,449)
Income from operations	2,449
Non-operating income (expense)
Interest (expense) income, net	(13,242)
Other income	2,293
Total non-operating expense, net	(10,949)
Income before income taxes	(8,500)
Income tax expense (benefit)	63,751
Net income from continuing operations	(72,251)
Discontinued operation
Loss from discontinued operation, net of income tax
Gain from sale of discontinued operation, net of income tax
Gain from discontinued operation, net of income tax
Net income	(72,251)
Foreign currency translation	(814)
Comprehensive income	(73,065)
Adjustments [Member] | Products Sales [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues	(5,045)
Adjustments [Member] | Training [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues
Adjustments [Member] | Related Party [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total revenues	5,045
Adjustments [Member] | Third Parties [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total cost of revenues	29,906
Adjustments [Member] | Cost of revenues - Related Parties [Member]
Schedule of Consolidated Statements of Income and Comprehensive Income [Line Items]
Total cost of revenues	$ (29,906)